Alt Loan ID	Customer Loan ID	Seller Loan ID	Loan Status	Pool	Final Rating	Compliance Rating	Compliance Exceptions
202571702	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	1	1
202571707	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 3 day rescission period not provided - The file did not contain a HUD Disbursement date to verify Right of Rescission adherence. - Cleared - Cleared 12/05/2013 Issue Resolution: 12/05/13 – Client supplied a system record date for the Disbursement Date field.
; Loan is subject to Mandatory Arbitration - ; Missing Appraisal - Appraisal is missing the pictures for both the subject property and the comparables. - Active - Active

202571701	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 Loan is subject to Mandatory Arbitration - ; Failure to Obtain Final TIL - Final TIL in file is not signed by all persons with a vested ownership interest in the property. - Active - Active; Missing Appraisal - Appraisal is missing the pictures for both the subject property and the comparables. - Active - Active; Missing Loan Modification -

202571716	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2
 Loan is subject to Mandatory Arbitration - ; Loan Late Charge Parameters Exceeds State Thresholds -  11/07/2013 Issue Resolution: CGCEP Title 12 Sub 10, CLA ACM – late fee acceptable; Missing Loan Modification -

202571714	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 Loan is subject to Mandatory Arbitration - ; Finance Charge Under Disclosed -  02/14/2014; APR Under Disclosed -  02/14/2014; Missing Appraisal - Appraisal is missing the pictures for both the subject property and the comparables. - Active - Active

202571708	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2
 3 day rescission period not provided - The file did not contain a HUD Disbursement date to verify Right of Rescission adherence. - Cleared - Cleared 01/16/2014 Issue Resolution: 01/16/14 – Client supplied a system record date for the Disbursement Date field.  ; Loan is subject to Mandatory Arbitration - ; Finance Charge Under Disclosed -  01/07/2014; APR Under Disclosed -  01/07/2014; Rate Roll Back Loan – Amount Financed underdisclosed -

202571709	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 Loan is subject to Mandatory Arbitration - ; Finance Charge Under Disclosed -  01/03/2014; APR Under Disclosed -  01/03/2014; Missing Appraisal - ; Rate Roll Back Loan – Amount Financed underdisclosed -  01/24/2014 Issue Resolution: “Information from Client regarding Business Relationships confirmed no Affiliate Fees to be included in Compliance Testing”

202571706	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2
 Right to Cancel form not properly executed - The Lender utilized an incorrect ROR form (H9) for a New Lender Refinance. - Active - Active; Loan is subject to Mandatory Arbitration - ; Finance Charge Under Disclosed -  06/24/2015; APR Under Disclosed -  06/24/2015

202571717	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3	Finance Charge Under Disclosed - 12/18/2013; Missing Appraisal -
202571720	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 Failure to Obtain Final HUD-1 - Missing Final HUD – Compliance testing is not complete.   Additional findings may occur upon receipt of Final HUD. - Active - Active; Failure to Obtain Final TIL - Final TIL is missing from the loan file. - Active - Active; Missing Final Application - Missing Final Application
 - Active - Active; Missing Appraisal - Appraisal is missing the pictures for the comparables. - Active - Active; Missing evidence of Loan Approval - The loan approval is missing.
 - Active - Active; General Compliance Exception – Missing Lender of Record Date - Missing Initial application required to determine Lender of Record date for compliance testing. Client Specific - Loan passed rate threshold testing when utilizing the lowest US Treasury Rate from 6 months prior to the Note Date.  The US Treasury Rate used in testing was 5.72% from XX/XX/XXXX. - Active - Active

202571719	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3
 Missing Appraisal - Appraisal is missing (only have  1st 2 pages) - Active - Active; Monthly MI Premiums are not Properly Disclosed - Monthly MI Premiums of $XX.XX greater that the premiums disclosed on the HUD/CD which reflects $XX.XX                      - Active - Active

202571705	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2
 Prepay Penalty Not Enforceable - XXXX Loan: Terms of Prepayment per the Note is 6 months interest > 20% OPB for a 3 year term.  If the loan is prepaid before five years, a prepayment penalty of not more than one percent of the original loan amount is authorized. XXXX Rev. Code Ann. § 1343.011(C).
 - Active - Active; Missing Loan Modification - Missing loan modification document dated XX/XX/XXXX. - Active - Active

202571704	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	1	1
 State High Cost Loan not compliant - Points and fees exceed state threshold.  $XX,XXX.XX > $XX,XXX.XX, the maximum Points and fees permitted, by the State of XXX XXXX. It is unclear as to the reason for the State High Cost fail, due to the lack of documentation in the file. Points and Fees in excess of 3% of Loan Amount or $1000. - Cleared - Cleared 05/23/2016 Lender Response:
 Issue Resolution: 05/23/2016 - Per NYSBL 6-L; General Regulations of the Banking Board Part 41 and S 226.4 (c) (7) of title 12, if the 4(c)(7) charges are paid to a third party and not the lender, broker or affiliate, then the charge may be excluded from the points and fees calculation. XX High Cost Points and Fees test passes manual compliance testing. ; Finance Charge Under Disclosed -  04/29/2016 Issue Resolution: XX Insurance Law 6503(a) O.G.C Opinion dated XX/XX/XXXX allows the lender to assess mortgage insurance based on the fair market value, in this context it is the appraised value and not the purchase price.

202571715	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3	Loan Late Charge Parameters Exceeds State Thresholds - 5% > 2% maximum late fee allowed by the State of XXX XXXX - Active - Active
202571712	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2	Loan is subject to Mandatory Arbitration - ; Finance Charge Under Disclosed -
202571718	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3	Missing copy of title -
202571710	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3	Missing Right To Cancel Form - ; Failure to Obtain Final TIL - ; Missing Final Application - ; Missing Appraisal - ; Missing evidence of Loan Approval -
202571703	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2	Missing evidence of Loan Approval -
202571711	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	2	2	Missing Final Application - Final 1003 in file does not have an acknowledgement date and cannot be deemed Final. - Active - Active
202571713	XXXX	XXXX	Underwriting Complete	GSMBS 2025-RPL4	3	3	Missing Post Close Valuation - 1 - A valid secondary valuation supporting the origination appraisal value is not present. - Active - Active